REVERSE REPURCHASE AGREEMENTS – NON-TRADING (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Reserve Repurchase Agreements Non-Trading [Line Items]
Reverse repurchase agreements - non-trading	£ 11,405	£ 10,338
Agreements with banks
Disclosure Of Reserve Repurchase Agreements Non-Trading [Line Items]
Reverse repurchase agreements - non-trading	1,622	1,363
Agreements with customers
Disclosure Of Reserve Repurchase Agreements Non-Trading [Line Items]
Reverse repurchase agreements - non-trading	£ 9,783	£ 8,975